Investments - Long-term Investments - Additional information (Detail)	12 Months Ended				1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Equity Method Investee Youa
Schedule of Investments [Line Items]
Carrying amount of cost method investments	$ 43,240,000	269,420,000	389,630,000
Percentage of ordinary shares in equity method investee held by the entity					100.00%
Seats on board of directors of equity method investees					The Company has three out of the total seven seats on the board of directors of Youa and accounted for the investment in Youa under the equity method due to the lack of control of its board of directors and certain substantive participating rights provided to the convertible redeemable preferred shares holders.
Impairment charges on long-term investments	$ 27,155,000	169,180,000	47,886,000	0